Cover	Oct. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2021
Entity File Number	001-38182
Entity Registrant Name	EASTSIDE DISTILLING, INC.
Entity Central Index Key	0001534708
Entity Tax Identification Number	20-3937596
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8911 NE Marx Dr
Entity Address, Address Line Two	Suite A2
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97220
City Area Code	(971)
Local Phone Number	888-4264
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false